Share-based Compensation - Summary of Assumptions Used in the Valuation Model (Details) - Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used in the valuation model
Expected dividend yield		0.00%	0.00%
Expected volatility		70.00%	57.00%
Expected term		5 years 4 months 24 days	6 years 14 days
Risk-free interest rate		0.90%	0.67%
Weighted Average
Assumptions used in the valuation model
Expected term	4 years 9 months 14 days
Risk-free interest rate	2.08%
Minimum
Assumptions used in the valuation model
Expected term	4 years 2 months 1 day
Risk-free interest rate	1.84%
Maximum
Assumptions used in the valuation model
Expected dividend yield	0.00%
Expected volatility	67.00%
Expected term	6 years 3 months
Risk-free interest rate	2.78%